[LETTERHEAD OF JPMORGAN CHASE BANK, N.A.

303 BROADWAY, SUITE 900, CINCINNATI, OH 45202]

August 1, 2011

FILED VIA EDGAR

Securities and Exchange Commission

Public Filing Desk

100 F Street, NE

Washington, DC  20549

Attn:                    Office of Filings, Information & Consumer Services

Re:                               Touchstone Strategic Trust

Files Nos. 811-03651 and 002-80859

Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 76 to the Registration Statement of Touchstone Strategic Trust which became effective with the Securities and Exchange Commission on July 29, 2011.

If you have any questions about this matter please contact the undersigned at 513.878.4066.

Very truly yours,

TOUCHSTONE STRATEGIC TRUST

/s/ Jay Fitton

Jay S. Fitton
Secretary